Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 31, 2023
Document Effective Date	Mar. 31, 2023
Prospectus Date	Aug. 31, 2022
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Prospectus:
Trading Symbol	QAI